Trade Receivables and Other Receivables	12 Months Ended
Dec. 31, 2021
Trade and other receivables [Abstract]
Trade receivable and Other receivables

Note 5.A – Trade receivables

	December 31,
	2020	2021
	Thousands USD	Thousands USD
Trade receivables	713	3,530
Provision for impairment	-	(108)
	713	3,422

Note 5.B – Other receivables

	December 31,
	2020	2021
	Thousands USD	Thousands USD
Government authorities	400	1,093
Prepaid expenses	696	1,386
Others	30	3,423	(*)
	1,126	5,902

(*)	Including deposit in escrow for payment of Earn-Out in the acquisition of NanoFabrica of approximately $3,362 thousand. For more information see Note 9.B(2).